Segment Financial Data	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Financial Data	SEGMENT FINANCIAL DATA
Our operations for the periods presented herein are classified into four principal segments. The segments are generally determined based on the management structure of the businesses and the grouping of similar operating companies, where each management organization has general operating autonomy over diversified products and services.
Otis products include elevators, escalators, moving walkways and service sold to customers in the commercial, residential and infrastructure property sectors around the world.
Carrier products and related services include HVAC and refrigeration systems, building controls and automation, fire and special hazard suppression systems and equipment, security monitoring and rapid response systems, provided to a diversified international customer base principally in the industrial, commercial and residential property and commercial transportation sectors.
Pratt & Whitney products include commercial, military, business jet and general aviation aircraft engines, parts and services sold to a diversified customer base, including international and domestic commercial airlines and aircraft leasing companies, aircraft manufacturers, and U.S. and foreign governments. Pratt & Whitney also provides product support and a full range of overhaul, repair and fleet management services.
Collins Aerospace Systems provides technologically advanced aerospace products and aftermarket service solutions for aircraft manufacturers, airlines, regional, business and general aviation markets, military and space operations. Products include electric power generation, power management and distribution systems, air data and aircraft sensing systems, engine control systems, intelligence, surveillance and reconnaissance systems, engine components, environmental control systems, fire and ice detection and protection systems, propeller systems, engine nacelle systems, including thrust reversers and mounting pylons, interior and exterior aircraft lighting, aircraft seating and cargo systems, actuation systems, landing systems, including landing gear, wheels and brakes, and space products and subsystems, integrated avionics systems, precision targeting, electronic warfare and range and training systems, flight controls, communications systems, navigation systems, oxygen systems, simulation and training systems, food and beverage preparation, storage and galley systems, lavatory and wastewater management systems. Aftermarket services include spare parts, overhaul and repair, engineering and technical support, training and fleet management solutions, and information management services.
We have reported our financial and operational results for the periods presented herein under the four principal segments noted above, consistent with how we have reviewed our business operations for decision-making purposes, resource allocation and performance assessment during 2019.
Segment Information. Total sales by segment include intersegment sales, which are generally made at prices approximating those that the selling entity is able to obtain on external sales. Segment information for the years ended December 31 is as follows:

	Net Sales			Operating Profits
(dollars in millions)	2019	2018	2017	2019	2018	2017
Otis	$13,113	$12,904	$12,341	$1,948	$1,915	$2,002
Carrier	18,608	18,922	17,812	2,697	3,777	3,165
Pratt & Whitney	20,892	19,397	16,160	1,668	1,269	1,300
Collins Aerospace Systems	26,028	16,634	14,691	4,100	2,303	2,191
Total segment	78,641	67,857	61,004	10,413	9,264	8,658
Eliminations and other	(1,595)	(1,356)	(1,167)	(932)	(236)	(81)
General corporate expenses	—	—	—	(515)	(475)	(439)
Consolidated	$77,046	$66,501	$59,837	$8,966	$8,553	$8,138

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Otis	$9,973	$9,374	$9,421	$145	$172	$133	$337	$190	$177
Carrier	22,789	22,189	22,657	243	263	326	513	357	372
Pratt & Whitney	31,271	29,341	26,768	822	866	923	980	852	672
Collins Aerospace Systems	74,049	73,115	34,567	959	515	527	1,749	883	823
Total segment	138,082	134,019	93,413	2,169	1,816	1,909	3,579	2,282	2,044
Eliminations and other	1,634	192	3,507	87	86	105	204	151	96
Consolidated	$139,716	$134,211	$96,920	$2,256	$1,902	$2,014	$3,783	$2,433	$2,140
Geographic External Sales and Operating Profit. Geographic external sales and operating profits are attributed to the geographic regions based on their location of origin. U.S. external sales include export sales to commercial customers outside the U.S. and sales to the U.S. Government, commercial and affiliated customers, which are known to be for resale to customers outside the U.S. Long-lived assets are net fixed assets attributed to the specific geographic regions.

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
United States Operations	$48,288	$39,481	$33,912	$5,505	$4,941	$4,126	$7,498	$7,111	$5,323
International Operations
Europe	13,664	12,857	11,879	2,476	2,141	1,959	1,889	1,908	1,817
Asia Pacific	9,391	8,847	8,770	1,662	1,476	1,491	1,359	1,349	1,113
Other	7,298	6,672	6,443	770	706	1,082	1,412	1,363	1,389
Eliminations and other	(1,595)	(1,356)	(1,167)	(1,447)	(711)	(520)	597	566	544
Consolidated	$77,046	$66,501	$59,837	$8,966	$8,553	$8,138	$12,755	$12,297	$10,186
Sales from U.S. operations include export sales as follows:

(dollars in millions)	2019	2018	2017
Europe	$7,122	$6,285	$5,273
Asia Pacific	6,479	5,429	3,634
Other	3,847	2,514	2,217
Total	$17,448	$14,228	$11,124
Sales by primary geographical market for the year ended December 31, 2019 is as follows:

(dollars in millions)	Otis	Carrier	Pratt & Whitney	Collins Aerospace Systems	Total
Primary Geographical Markets
United States	$3,589	$9,574	$16,148	$18,977	$48,288
Europe	3,919	5,326	498	3,921	13,664
Asia Pacific	4,591	2,811	1,164	825	9,391
Other*	1,014	897	3,082	2,305	7,298
Total segment	$13,113	$18,608	$20,892	$26,028	$78,641
Eliminations and other					(1,595)
Consolidated					$77,046
Sales by primary geographical market for the year ended December 31, 2018 is as follows:

(dollars in millions)	Otis	Carrier	Pratt & Whitney	Collins Aerospace Systems	Total
Primary Geographical Markets
United States	$3,433	$9,402	$14,852	$11,794	$39,481
Europe	4,055	5,710	594	2,498	12,857
Asia Pacific	4,354	2,849	1,277	367	8,847
Other*	1,062	961	2,674	1,975	6,672
Total segment	$12,904	$18,922	$19,397	$16,634	$67,857
Eliminations and other					(1,356)
Consolidated					$66,501
*Other includes sales to other regions as well as intersegment sales.
Segment sales disaggregated by product type and product versus service for the year ended December 31, 2019 are as follows:

(dollars in millions)	Otis	Carrier	Pratt & Whitney	Collins Aerospace Systems	Total
Product Type
Commercial and industrial, non aerospace	$13,113	$18,608	$102	$51	$31,874
Commercial aerospace	—	—	14,516	19,005	33,521
Military aerospace	—	—	6,274	6,972	13,246
Total segment	$13,113	$18,608	$20,892	$26,028	$78,641
Eliminations and other					(1,595)
Consolidated					$77,046

Sales Type
Product	$5,669	$15,360	$12,977	$21,440	$55,446
Service	7,444	3,248	7,915	4,588	23,195
Total segment	$13,113	$18,608	$20,892	$26,028	$78,641
Eliminations and other					(1,595)
Consolidated					$77,046
Segment sales disaggregated by product type and product versus service for the year ended December 31, 2018 are as follows:

(dollars in millions)	Otis	Carrier	Pratt & Whitney	Collins Aerospace Systems	Total
Product Type
Commercial and industrial, non aerospace	$12,904	$18,922	$55	$60	$31,941
Commercial aerospace	—	—	14,027	12,564	26,591
Military aerospace	—	—	5,315	4,010	9,325
Total segment	$12,904	$18,922	$19,397	$16,634	$67,857
Eliminations and other					(1,356)
Consolidated					$66,501

Sales Type
Product	$5,636	$15,682	$11,410	$13,915	$46,643
Service	7,268	3,240	7,987	2,719	21,214
Total segment	$12,904	$18,922	$19,397	$16,634	$67,857
Eliminations and other					(1,356)
Consolidated					$66,501

Major Customers. Net Sales include sales under prime contracts and subcontracts to the U.S. Government, primarily related to Pratt & Whitney and Collins Aerospace Systems products, as follows:

(dollars in millions)	2019	2018	2017
Pratt & Whitney	$5,614	$4,489	$3,347
Collins Aerospace Systems	4,802	2,779	2,299
Other	227	175	152
Total	$10,643	$7,443	$5,798
Sales to Airbus prior to discounts and incentives, primarily related to Pratt & Whitney and Collins Aerospace Systems products, were approximately $9,879 million, $10,025 million and $8,908 million for the years ended December 31, 2019, 2018 and 2017, respectively.